DERIVATIVES - Offsetting of Financial Assets and Liabilities and Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Assets
Gross Amount Recognized	$ 8,143	$ 12,358
Gross Amount Offset in the Balance Sheets	7,047	10,756
Net Amount Presented in the Balance Sheets	1,096	1,602
Gross Amount not Offset in the Balance Sheets	(848)	(961)
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction, Total	248	641
Liabilities
Gross Amount Recognized	7,645	10,770
Gross Amount Offset in the Balance Sheets	7,047	10,756
Net Amount Presented in the Balance Sheets	598	14
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	598	14
Other financial assets
Assets
Gross Amount Recognized	2,789	1,990
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	2,789	1,990
Gross Amount not Offset in the Balance Sheets	0	0
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction, Total	2,789	1,990
Other invested assets
Assets
Gross Amount Recognized	10,932	14,348
Gross Amount Offset in the Balance Sheets	7,047	10,756
Net Amount Presented in the Balance Sheets	3,885	3,592
Gross Amount not Offset in the Balance Sheets	(848)	(961)
Derivative Asset, Including Not Subject to Master Netting Arrangement, after Offset and Deduction, Total	3,037	2,631
Other financial liabilities
Liabilities
Gross Amount Recognized	6,510	5,360
Gross Amount Offset in the Balance Sheets	0	0
Net Amount Presented in the Balance Sheets	6,510	5,360
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	6,510	5,360
Other liabilities
Liabilities
Gross Amount Recognized	14,155	16,130
Gross Amount Offset in the Balance Sheets	7,047	10,756
Net Amount Presented in the Balance Sheets	7,108	5,374
Gross Amount not Offset in the Balance Sheets	0	0
Net Amount	$ 7,108	$ 5,374